Note 19 - Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of current trade receivables [text block]
	2018	2017
Trade receivables	5,140.1	5,335.7
Bad debt provision	(555.3)	(521.5)
Net, trade receivables	4,584.8	4,814.2
Related parties (Note 33)	294.5	130.6
Total current trade receivables	4,879.3	4,944.8

Disclosure of maturity of the current trade receivables [text block]
	Net carrying amount as of December 31,	No past due	Past due – until 30 days	Past due – between 31 - 60 days	Past due – between 61 - 90 days	Past due – between 91 - 180 days	Past due – between 181 - 360 days	Past due 360 days
Trade receivables	5,140.1	4,170.7	277.8	71.1	30.3	58.8	32.8	498.6
Bad debt provision	(555.3)	(4.3)	–	(0.3)	(0.4)	(18.9)	(32.8)	(498.6)
2018	4,584.8	4,166.4	277.8	70.8	29.9	39.9	–	–

Trade receivables	5,335.7	4,059.7	472.5	71.4	91.6	172.1	42.2	426.2
Bad debt provision	(521.5)	(5.9)	(0.1)	(0.4)	(0.8)	(45.9)	(42.2)	(426.2)
2017	4,814.2	4,053.8	472.4	71.0	90.8	126.2	–	–